Document and Entity Information	Jan. 23, 2024
Details
Registrant CIK	0001391135
Registrant Name	LFTD PARTNERS INC.
SEC Form	8-K
Period End date	Jan. 23, 2024
Tax Identification Number (TIN)	87-0479286
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-52520
Entity Address, Address Line One	14155 Pine Island Drive
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32224
City Area Code	847
Local Phone Number	915-2446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false